Other Assets (Details) - Schedule of Provides Information on Delinquency	12 Months Ended
Dec. 31, 2023 CNY (¥)
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	¥ 196,663,638
Other Asset, 31 - 90 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	134,956,909
Other Asset, 91 - 180 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	44,444,750
Other Asset, 181 - 270 Days Past Due [Member]
Schedule of Provides Information on Delinquency [Line Items]
Purchased loans with credit deterioration	¥ 17,261,979